GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at March 31, 2021 (Unaudited)

Shares	Common Stocks: 99.9%	Value

	Electrification: 41.4%
9,560	APTIV PLC	$1,318,324
19,060	Gentherm Inc.*	1,412,537
20,120	Hella GmbH & Co. KGaA	1,128,252
31,800	Infineon Technologies AG	1,348,230
13,460	Itron Inc.*	1,193,229
33,970	Johnson Matthey PLC	1,410,917
1,850	LG Chem Ltd.	1,320,567
38,470	ON Semiconductor Corp.*	1,600,737
2,300	Samsung SDI Co., Ltd.	1,346,061
9,810	Schneider Electric SE	1,498,356
23,800	Sensata Technologies Holding*	1,379,210
80,000	Tianneng Power International	151,067
		15,107,487

	Energy Efficiency: 11.0%
25,610	Ameresco PLC*	1,245,414
7,400	Hubbell Inc.	1,382,986
44,535	Nibe Industrier AB - B Shares	1,381,025
		4,009,425

	Renewable Energy Generation: 29.3%
23,220	Albioma SA	1,138,169
995,000	China Longyuan Power Group Corp. - H Shares	1,351,573
3,323,000	China Suntien Green Energy Corp. Ltd. - H Shares	1,269,520
110,960	Iberdrola SA	1,429,338
19,460	Nextera Energy Inc.	1,471,371
13,009	Ormat Technologies Inc.	1,021,597
37,850	Siemens Gamesa Renewable Energy SA	1,464,698
94,700	TransAlta Renewables Inc.	1,550,075
		10,696,341
	Renewal Equipment Manufacturing: 18.2%
25,260	Canadian Solar Inc.*	1,253,654
3,570	Enphase Energy Inc.*	578,911
14,590	First Solar Inc.*	1,273,707
2,130	Solaredge Technologies Inc.*	612,247
14,960	TPI Composites Inc.*	844,193
5,985	Vestas Wind Systems A/S	1,228,486
514,200	Xinyi Solar Holdings Ltd.	845,309
		6,636,507

Total Common Stocks	$36,449,760
(cost $29,327,588)

Total Investments in Securities	36,449,760
(cost $29,327,588): 99.9%

Other Assets less Liabilities: 0.1%	39,675

Net Assets: 100.0%	$36,489,435

*	Non-income producing security.

PLC - Public Limited Company